FORWARD FUNDS

Forward Emerging Markets Fund

Forward Large Cap Equity Fund

Supplement dated July 10, 2009

(to the Forward Funds Investor Class Shares and Institutional Class Shares Prospectus,

the Forward Funds Class A Shares and Class C Shares Prospectus,

and the Forward Funds Statement of Additional Information (“SAI”),

each dated May 1, 2009)

The following information applies to the Forward Emerging Markets Fund only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on June 3, 2009, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), approved changes to the structure of the Forward Emerging Markets Fund (the “Fund”). While Pictet Asset Management Limited (“PAM Ltd”) will continue to serve as sub-advisor to the majority of the Fund’s assets, Forward Management, LLC, the investment advisor (“Forward Management”), will directly manage the Fund’s cash position.

Effective August 1, 2009, the following changes are made to each Prospectus and the SAI:

Change of Principal Investment Strategy

The following paragraphs are added at the end of the section entitled “PRINCIPAL INVESTMENT STRATEGY – INVESTING PRIMARILY IN EQUITY SECURITIES OF COMPANIES IN EMERGING MARKET COUNTRIES” on page 7 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 9 of the Class A Shares and Class C Shares Prospectus:

The Fund will be co-managed by Forward Management and the sub-advisor.

Forward Management will directly manage the Fund’s cash position (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Under normal market conditions and if market conditions warrant, the Fund may hold up to 10% of its net assets in cash. Forward Management will monitor the Fund’s cash flows and invest any unmanaged cash until it is needed. Forward Management may invest unmanaged cash in futures, options, exchange-traded funds, structured notes, commercial paper, obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, or investment-grade U.S. corporate bonds with a duration of less than two years so that the Fund may maintain exposure to emerging markets or to otherwise attempt to generate investment return.

The remaining assets of the Fund will be allocated to the Fund’s sub-advisor. The sub-advisor will manage the Fund using the strategy described above. The sub-advisor intends that the portion of the Fund that it manages will be fully invested at all times.

Addition of Principal Risk

The following principal risk is added under the heading “WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FORWARD EMERGING MARKETS FUND?” on pages 7-8 of the Investor Class Shares and Institutional Class Shares Prospectus and on pages 9-10 of the Class A Shares and Class C Shares Prospectus:

•	Uninvested Cash

The Fund may at times hold a portion of its net assets in uninvested cash. To the extent that the Fund holds uninvested cash, the Fund may lose the benefit of market increases as, generally, uninvested cash offers less potential for gains than other types of securities in which the Fund may invest.

Addition of Portfolio Managers

The following changes are made under the heading “INVESTMENT ADVISOR” on page 82 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 86 of the Class A Shares and Class C Shares Prospectus:

The second sentence of the second paragraph is restated as follows:

Forward Management directly manages the assets of the Forward International Equity Fund and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The following information is added before the last paragraph:

The cash portion of the Forward Emerging Markets Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell, is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the cash portion of the Fund since August 1, 2009.

Nathan Rowader. Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of

Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at Oppenheimer Funds from 2005 to February 2007 and a Fund Analyst at Oppenheimer Funds from 2004 to 2005. Prior to the Oppenheimer Funds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the cash portion of the Fund since August 1, 2009.

Paul Herber. Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the cash portion of the Fund since August 1, 2009.

Justin Roberge. Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the cash portion of the Fund since August 1, 2009.

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The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 28 of the SAI:

Forward Emerging Markets Fund (Cash Portion)

The portfolio managers with respect to the cash portion of the Fund are Jim O’Donnell, CFA, Nathan Rowader, Paul Herber and Justin Roberge.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Rowader, Mr. Herber and Mr. Roberge managed as of May 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	10	$1,478.4	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$1.5	0	$0

Nathan Rowader

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Paul Herber

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Justin Roberge

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	9	$1,456.3	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Herber and Roberge includes a fixed salary and bonus. For Mr. Rowader, the bonus payment is based in part on the performance of the Accessor series of Forward Funds (including funds directly managed by Mr. Rowader but not including the Forward Emerging Markets Fund) relative to each fund’s benchmark, as stated in the applicable prospectus, for a 1-year period. For Messrs. Herber and Roberge, the bonus payment is based in part on the performance of the Accessor series of Forward Funds that they directly manage (not including the Forward Emerging Markets Fund) relative to each fund’s benchmark, as stated in the applicable prospectus, for a 1-year period.

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The following information regarding the ownership of the Fund by the portfolio managers of the Fund is added to the table appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 29 of the SAI:

Information as of December 31, 2008 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund**
Jim O’Donnell*	Forward Emerging Markets Fund	C
Nathan Rowader*	Forward Emerging Markets Fund	B
Paul Herber*	Forward Emerging Markets Fund	B
Justin Roberge*	Forward Emerging Markets Fund	A

*	Information as of May 31, 2009
**	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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Class A shares were terminated as a share class of the Forward Emerging Markets Fund on June 17, 2009. Accordingly, all references to Class A shares of the Forward Emerging Markets Fund in each Prospectus and the SAI are removed.

The following information applies to the Forward Large Cap Equity Fund only:

Also at the June 3, 2009 meeting of the Board of Trustees of the Trust, the Trustees, including all of the Independent Trustees, approved, on behalf of the Forward Large Cap Equity Fund (hereinafter, the “Fund”), the termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and Piedmont Investment Advisors, LLC, effective as of the close of business on August 14, 2009. Accordingly, all references in each Prospectus and the SAI to Piedmont Investment Advisors, LLC as the sub-advisor to the Fund and to Isaac H. Green as the portfolio manager of the Fund will be deleted.

Effective August 15, 2009, Forward Management will directly manage the Fund.

Effective August 15, 2009, the following changes are made to each Prospectus and the SAI:

Change of Principal Investment Strategy

The following information regarding the principal investment strategy of the Fund replaces in its entirety the information appearing under the heading “PRINCIPAL INVESTMENT STRATEGY – INVESTING IN EQUITY SECURITIES OF COMPANIES WITH LARGE MARKET CAPITALIZATIONS” on page 40 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 42 of the Class A Shares and Class C Shares Prospectus:

The Forward Large Cap Equity Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in common and preferred stock and securities convertible into common or preferred stock, of companies that have large capitalizations. This investment policy and the name of the Fund with respect to large cap equity securities may not be changed without at least 60 days’ prior written notice to shareholders. For purposes of the Fund, large capitalization companies include any company with a market capitalization equal to or greater than $3.5 billion or are included in the S&P 500. The Fund is a diversified portfolio that typically holds 80-100 large capitalization equity securities.

Forward Management seeks to invest in companies that are believed to be reasonably priced and to have good prospects for growth and in securities the portfolio managers believe have the potential to outperform the Fund’s benchmark index. The Fund’s investment strategy combines a disciplined investment process that consists of quantitative screening techniques, fundamental analysis and risk management. By dynamically monitoring the risk/return profile of the Fund, Forward Management seeks to keep portfolio exposure to style and cap at appropriate levels. Security selection, which is the focus of the investment management process, seeks to position the Fund in large cap stocks exhibiting combinations of fundamental quality, dividend yield, dividend growth potential, earnings growth, revenue growth, cash flow growth or anticipated price appreciation.

When considering stocks, Forward Management seeks to draw on both internal and external resources to assess industry dynamics, business franchise/management strategy, financial analysis, attractiveness of earnings growth, cash flow strength, dividend growth potential, revenue growth potential, balance sheet strength, or valuation characteristics. Forward Management regularly monitors the portfolio holdings and will normally sell a stock, although the advisor is not required to do so, when the stock exceeds predetermined valuation targets or when, in the portfolio manager’s opinion, it appears that fundamentals are deteriorating or are not progressing as expected.

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The following paragraph replaces in its entirety the third paragraph appearing under the heading “PERFORMANCE HISTORY” on page 41 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 44 of the Class A Shares and Class C Shares Prospectus:

On August 15, 2009, Forward Management assumed all responsibilities for selecting the Fund’s investments. Performance figures shown below for periods before August 15, 2009 represent performance of prior sub-advisors to the Fund.

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Change of Portfolio Managers

The following sentence replaces the second sentence of the second paragraph appearing under the heading “INVESTMENT ADVISOR” on page 82 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 86 of the Class A Shares and Class C Shares Prospectus:

Forward Management directly manages the assets of the Forward International Equity Fund, the Forward Large Cap Equity Fund and the cash portion of the Forward Emerging Markets Fund without the use of a sub-advisor, and has delegated this authority to the sub-advisors for the balance of the Funds.

The following information regarding the portfolio managers of the Fund is added following the last paragraph appearing under the heading “INVESTMENT ADVISOR” on page 83 of the Investor Class Shares and Institutional Class Shares Prospectus and on page 87 of the Class A Shares and Class C Shares Prospectus:

The Forward Large Cap Equity Fund is team managed and all investment decisions are made jointly by the team. The members of the team are:

Jim O’Donnell, CFA. Mr. O’Donnell is the Chief Administrative Officer of Forward Management and has held this position since July 2006. From September 2001 to October 2002 and from February 2004 to May 2006,

Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell was a Portfolio Manager for Nicholas-Applegate Capital Management, responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an M.B.A. Mr. O’Donnell has managed the Fund since August 15, 2009.

David L. Ruff, CFA. Mr. Ruff is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987-2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff is a Chartered Financial Analyst. Mr. Ruff has managed the Fund since August 15, 2009.

Randall T. Coleman, CFA. Mr. Coleman is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From 2001 – July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994-2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987-1988, he served as a Compliance Officer for Intrust Investor Services and from 1986-1987, he was a Registered Representative with First Investors Corp. Mr. Coleman is a Chartered Financial Analyst and holds an MBA. Mr. Coleman has managed the Fund since August 15, 2009.

Bruce R. Brewington. Mr. Brewington is a Portfolio Manager for Forward Management with emphasis on Small-Mid Core, U.S. Dividend, Global Dividend and International Dividend strategies and has held this position since August 2008. From December 2005 to July 2008, Mr. Brewington was an Analyst and Member of the Investment Policy Committee for Berkeley Capital Management. From 1995 – 2003, he was an Analyst with Putnam Lovell Securities, and from 1992-19944, he was an Analyst for Prudential Securities. Mr. Brewington holds an MBA. Mr. Brewington has managed the Fund since August 15, 2009.

The SAI contains additional information about portfolio manager compensation, other accounts managed by each portfolio manager, and his ownership of securities in the Fund.

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The following paragraph replaces in its entirety the third paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” on page 11 of the SAI:

Forward Management has delegated to the Sub-Advisors the authority to manage each Fund, other than with regard to the Forward International Equity Fund, the Forward Large Cap Equity Fund and the cash portion of the Forward Emerging Markets Fund. Forward Management has managed the following Funds since inception: Forward International Fixed Income Fund, Forward Large Cap Equity Fund, Forward Legato Fund and Forward Long/Short Credit Analysis Fund. Forward Management has managed the following Funds since September 1998: Forward Mini-Cap Fund, Forward Small Cap Equity Fund, Forward International Equity Fund and Forward Real Estate Fund. On December 23, 2003, Forward Management replaced Pictet International Management Limited as Investment Advisor to the Forward International Small Companies Fund. On September 17, 2004, Forward Management replaced Pictet International Management Limited as investment advisor of the Forward Emerging Markets Fund. On May 1, 2005, Forward Management replaced Emerald Advisers, Inc. as Advisor to the Forward Banking and Finance Fund and Forward Growth Fund. The thirty-five portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Forward International Equity Fund, the Forward Large Cap Equity Fund and the cash portion of the Forward Emerging Markets Fund, and by the Sub-Advisors for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Sub-Advisors is described below.

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The following information replaces in its entirety the information appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Forward International Equity Fund” on page 13 of the SAI:

Forward International Equity Fund, Forward Large Cap Equity Fund, Forward Emerging Markets Fund

The portfolios of each of the Forward International Equity Fund, the Forward Large Cap Equity Fund and the cash portion of the Forward Emerging Markets Fund are managed directly by Forward Management. Forward Management is discussed above.

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The following paragraph replaces in its entirety the fourth paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Management and Sub-Advisory Agreements” on page 14 of the SAI:

The Investment Advisor compensates each Sub-Advisor out of the Investment Advisor’s revenues. Forward Management retains the entire fee for, and does not pay a sub-advisory fee with respect to, each of the Forward International Equity Fund and the Forward Large Cap Equity Fund and with respect to the cash portion of the Forward Emerging

Markets Fund. All fees paid to the Investment Advisor by the Funds are computed and accrued daily and paid monthly based on the net asset value of shares of the respective Funds.

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The following information regarding the other accounts managed by the portfolio managers of the Fund is added following the last paragraph appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 28 of the SAI:

Forward Large Cap Equity Fund

The portfolio managers for the Fund are Jim O’Donnell, CFA, David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington.

The tables below include details about the type, number, and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that Mr. O’Donnell, Mr. Ruff, Mr. Coleman, and Mr. Brewington managed as of May 31, 2009:

Jim O’Donnell

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	10	$1,478.4	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	2	$1.5	0	$0

David Ruff

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	1	$22.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$148.1	0	$0

Randall Coleman

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	1	$22.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$148.1	0	$0

Bruce Brewington

Type of Account	Number of Accounts Managed	Total Assets Managed (in Millions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Total Assets Managed for which Advisory Fee is Performance- Based (in Millions)
Registered Investment Companies	1	$22.1	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	555	$148.1	0	$0

Potential conflicts of interest may arise because Forward Management engages in portfolio management activities for other clients. Forward Management has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients. When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade. The prices of securities allocated are at the average share price for all transactions in that security for a given aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Ruff, Coleman and Brewington consists of a fixed salary and bonus. The bonus payment is awarded based on levels of assets under management and portfolio performance relative to the benchmarks for each product managed across 1, 3 and 5 year periods. These benchmarks include the MSCI All Country World Index ex-USA, MSCI EAFE Index, Russell 2500 Index and S&P 500 Index (which is the benchmark for the Forward Large Cap Equity Fund). In addition, Mr. Ruff maintains an equity-like economic interest in the enterprise value of the business unit that is comprised of the portfolios he manages.

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The following information regarding the ownership of the Fund by the portfolio managers of the Fund is added to the table appearing under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Portfolio Managers – Forward Management, LLC” on page 29 of the SAI:

Information as of December 31, 2008 (except as otherwise noted)

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund**
Jim O’Donnell*	Forward Large Cap Equity Fund	A
David Ruff*	Forward Large Cap Equity Fund	A
Randall Coleman*	Forward Large Cap Equity Fund	A
Bruce Brewington*	Forward Large Cap Equity Fund	A

*	Information as of May 31, 2009
**	Key to Dollar Ranges
A	None
B	$1 - $10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	$100,001 - $500,000
F	$500,001 - $1,000,000
G	Over $1,000,000

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FWD001945 (46) 0709SUP